Operating Segments (Operating Income-Loss by Geographical Location of the Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [Line Items]
Operating Income	$ 775	$ 1,141	$ 3,516
Israel [Member]
Disclosure of geographical areas [Line Items]
Operating Income	516	857	2,668
Asia Region [Member]
Disclosure of geographical areas [Line Items]
Operating Income	185	130	221
South America [Member]
Disclosure of geographical areas [Line Items]
Operating Income	115	112	184
Europe Region [Member]
Disclosure of geographical areas [Line Items]
Operating Income	(11)	74	445
North America [Member]
Disclosure of geographical areas [Line Items]
Operating Income	(5)	45	131
Other [Member]
Disclosure of geographical areas [Line Items]
Operating Income	7	4	5
Intercompany eliminations [Member]
Disclosure of geographical areas [Line Items]
Operating Income	$ (32)	$ (81)	$ (138)